S000039730 [Member] Expense Example - Putnam Short Term Investment Fund	Jul. 31, 2025 USD ($)
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	133
Expense Example, with Redemption, 10 Years	333
Class G Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	133
Expense Example, with Redemption, 10 Years	$ 333